                          The Parkstone Mutual Funds
                          U.S. Government Income Fund

                     Supplement dated December 16, 1996 to
                       Annual Report dated June 30, 1996

Page 24 of the annual report is replaced in its entirety with the following:

================================================================================

Portfolio Performance Discussion, continued
--------------------------------------------------------------------------------
THE PARKSTONE MUTUAL FUNDS                                         JUNE 30, 1996


The U.S. Government Income Fund

Some fixed-income investments suffered less than others as interest rates rose in the first half of 1996. Lackluster performers in the low-rate environment of 1995, mortgage-backed securities bounced back as interest rates rose and prepayment fears vanished. Concentrated in higher-yielding, mortgage pass-through securities issued by U.S. Government agencies, the Fund performed well as mortgage-backed securities recovered strongly. Moreover, the portfolio's core holdings of seasoned, high-coupon paper (primarily small, government-assisted loans paying between 12% and 16%), maintained their value despite the volatility of the environment, making a substantial contribution to performance.

As a result, we are very pleased to report that for the year ended June 30, 1996, the Fund produced a total return of 5.97% (Investor A Shares).+

As of June 30, 1996, approximately 69% of the Fund's assets were invested in mortgage-backed securities and commercial mortgage obligations, with 31% in U.S. Treasury and agency securities.++ Since we expect interest rates to rise slightly in the months ahead, we believe mortgage-backed securities will continue to perform well. As a result, we do not anticipate making any major changes in the Fund's allocation or maturity structure in the near term.

-------------------------

+ The total return with the maximum sales charge of 4.00% was 1.76% for the period.
++ The composition of the Fund's portfolio is subject to change.

U.S. GOVERNMENT INCOME FUND

          Value of $10,000 Investment

[LINE GRAPH APPEARS HERE]


            Investor A*        Institutional      Salomon 1-10 Year Treasury
11/92        9,597              10,000             10,000
6/93        10,110              10,537             10,677
6/94        10,205              10,647             10,661
6/95        11,069              11,573             11,689
6/96        11,730              12,307             12,863


           Average Annual Total Return
               As of June 30, 1996
------------------------------------------------

                                      Since
                1 Year              Inception
                                    (11/12/92)
------------------------------------------------
Investor A*     1.76%                 4.49%
------------------------------------------------
Institutional   6.34%                 5.88%
------------------------------------------------
* Reflects 4.00% Sales Charge



24


INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL REPORT FOR FUTURE REFERENCE

                          The Parkstone Mutual Funds
                          U.S. Government Income Fund

                     Supplement dated December 16, 1996 to
                       Annual Report dated June 30, 1996

Page 25 of the annual report is replaced in its entirety with the following:

================================================================================

Portfolio Performance Discussion, continued
--------------------------------------------------------------------------------
THE PARKSTONE MUTUAL FUNDS                                         JUNE 30, 1996

U.S. GOVERNMENT INCOME FUND

[LINE GRAPH OF VALUE OF $10,000 INVESTMENT APPEARS HERE]

                  Value of $10,000 Investment

            Investor B**   Salomon 1-10 Year Treasury
                        (In Dollars)
2/94           10,000                10,000
6/94            9,394                 9,669
6/95           10,148                10,601
6/96           10,798                11,118

           Average Annual Total Return
               As of June 30, 1996

------------------------------------------------
                                      Since
                1 Year              Inception
                                     (2/4/94)
------------------------------------------------
Investor B**     1.30%                 3.24%
------------------------------------------------

**  Reflects Applicable Contingent Deferred
    Sales Charge


[LINE GRAPH OF VALUE OF $10,000 INVESTMENT APPEARS HERE]

                  Value of $10,000 Investment

            Investor C***  Salomon 1-10 Year Treasury
                        (In Dollars)
11/92          10,000                10,000
 6/93          10,437                10,677
 6/94          10,647                10,661
 6/95          11,207                11,689
 6/96          11,795                12,863

           Average Annual Total Return
               As of June 30, 1996

------------------------------------------------
                                      Since
                1 Year              Inception
                                    (11/12/92)
------------------------------------------------
Investor C***    5.25%                 4.65%
------------------------------------------------

*** Reflects Applicable Contingent Deferred
    Sales Charge


The Fund's performance is compared to the Salomon Brothers 1-10 Year Treasury Index, which represents the performance of Treasury bonds in that maturity range. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone U.S. Government Income Fund reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL REPORT FOR
                               FUTURE REFERENCE

                          The Parkstone Mutual Funds
                         Michigan Municipal Bond Fund

                     Supplement dated December 16, 1996 to
                       Annual Report dated June 30, 1996

Page 29 of the annual report is replaced in its entirety with the following:

================================================================================

Portfolio Performance Discussion, continued
--------------------------------------------------------------------------------
THE PARKSTONE MUTUAL FUNDS                                         JUNE 30, 1996

MICHIGAN MUNICIPAL BOND FUND

[LINE GRAPH OF VALUE OF $10,000 INVESTMENT APPEARS HERE]

                        Value of $10,000 Investment
                               (In Dollars)

                                             Shearson 3-15
               Investor A*   Institutional   Year Municipal
7/90              9,597          10,000          10,000
6/91             10,247          10,677          10,884
6/92             11,244          11,716          12,065
6/93             12,301          12,820          13,338
6/94             12,414          12,951          13,487
6/95             13,282          13,900          14,608
6/96             13,928          14,612          15,499

           Average Annual Total Return
               As of June 30, 1996

------------------------------------------------
                                      Since
                1 Year   5 Years    Inception
                                    (7/2/90)
------------------------------------------------
Investor A*      0.65%      5.47%      5.68%
------------------------------------------------
Institutional    5.12%      6.47%      6.52%
------------------------------------------------

*   Reflects 4.00% Sales Charge


[LINE GRAPH OF VALUE OF $10,000 INVESTMENT APPEARS HERE]

               Value of $10,000 Investment
                       (In Dollars)

                             Shearson 3-15
               Investor B**  Year Municipal
2/94             10,000          10,000
6/94              9,251           9,566
6/95              9,848          10,405
6/96             10,659          11,040

          Average Annual Total Return
               As of June 30, 1996

------------------------------------------------
                                      Since
                1 Year              Inception
                                    (2/4/94)
------------------------------------------------
Investor B**     0.13%                 1.51%
------------------------------------------------

**  Reflects Applicable Contingent Deferred
    Sales Charge


The Fund's performance is compared to the Shearson 3-15 year Municipal Index, which represents the performance of municipal bonds in that maturity range. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Michigan Municipal Bond Fund reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original cost.


      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL REPORT FOR
                               FUTURE REFERENCE

                         The Parkstone Group of Funds
                           Large Capitalization Fund

                     Supplement dated December 16, 1996 to
                       Annual Report dated June 30, 1996

 Page 114 of the annual report is replaced in its entirety with the following:


Financial Highlights
--------------------------------------------------------------------------------
THE PARKSTONE GROUP OF FUNDS

                                                                                   Large Capitalization Fund
                                                              ------------------------------------------------------------------
                                                                             December 28, 1995 to June 30, 1996(a)
                                                              ------------------------------------------------------------------
                                                              Investor A        Investor B        Investor C       Institutional
                                                              ----------        ----------        ----------       -------------
Net Asset Value,
 Beginning of Period......................................    $  10.00          $  10.00          $  10.00         $  10.00
                                                              --------          --------          --------         --------
Investment Activities
 Net investment income (loss).............................        0.03              0.01                --             0.03
 Net realized and unrealized gains from investments.......        1.23              1.23              1.17             1.25
                                                              --------          --------          --------         --------
  Total from Investment Activities........................        1.26              1.24              1.17             1.28
                                                              --------          --------          --------         --------
Distributions
 Net investment income....................................       (0.03)            (0.02)               --            (0.03)
 In excess of net investment income.......................          --                --             (0.01)              --
                                                              --------          --------          --------         --------
  Total Distributions.....................................       (0.03)            (0.02)            (0.01)           (0.03)
                                                              --------          --------          --------         --------
Net Asset Value,
 End of Period............................................    $  11.23          $  11.22          $  11.16         $  11.25
                                                              ========          ========          ========         ========
Total Return (excludes sales and redemption charges)......        8.99%             8.77%             8.14%           12.86%

Ratios/Supplementary Data:
Net Assets at end of period (000).........................    $  1,657          $    832          $      2         $274,150
Ratio of expenses to average net assets...................        1.40%(b)          1.78%(b)          2.24%(b)         1.13%(b)
Ratio of net investment income (loss) to
average net assets........................................        0.31%(b)         (0.32)%(b)        (0.45)%(b)        0.68%(b)
Ratio of expenses to average net assets *.................        2.62%(b)          4.07%(b)          4.25%(b)         1.15%(b)
Ratio of net investment income (loss) to
average net assets *......................................       (0.91)%(b)        (2.61)%(b)        (2.46)%(b)        0.63%(b)
Portfolio turnover (c)....................................        0.86%             0.86%             0.86%            0.86%
Average commission rate paid (d)..........................    $ 0.0800          $ 0.0800          $ 0.0800         $ 0.0800

----------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE ANNUAL REPORT FOR FUTURE REFERENCE.

114